ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2015
Payables and Accruals [Abstract]
Accrued expenses and other current liabilities.
	June 30, 2015	June 30, 2014
Accrued expenses	$95,341	$169,010
Other current liabilities	31,356	25,015
Total	$126,697	$194,025